Equipment, Furniture and Fixtures (Detail) (USD $)	Jun. 30, 2013	Jun. 30, 2012
Property, Plant and Equipment [Line Items]
Equipment, furniture and fixtures, gross	$ 100,008	$ 98,727
Less-Accumulated depreciation	(95,453)	(92,870)
Equipment, furniture and fixtures, net	4,555	5,857
Equipment
Property, Plant and Equipment [Line Items]
Equipment, furniture and fixtures, gross	32,334	31,053
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Equipment, furniture and fixtures, gross	$ 67,674	$ 67,674